Note 7 - Accrued Expenses - Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and development		$ 574	$ 786
Professional fees		279	459
Severance		261	0
Salaries, bonus and benefits		64	123
Other		440	184
Total accrued expenses	$ 1,650	$ 1,618	$ 1,552